SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (2,811)	$ (451,252)	$ (3,448,090)	$ (836,205)
Denominator:
Weighted average number of shares outstanding, basic income	9,998,446	9,998,446	9,998,446	9,998,446
Weighted average number of shares outstanding, diluted income	9,998,446	9,998,446	9,998,446	9,998,446
Basic loss per share	$ 0.00	$ (0.05)	$ (0.05)	$ (0.08)
Diluted loss per share	$ 0.00	$ (0.05)	$ (0.05)	$ (0.08)
Digital Health Acquisition Corp.
Numerator:
Net loss	$ (967,817)	$ (1,894,642)	$ (4,413,866)	$ (3,242,501)
Denominator:
Weighted average number of shares outstanding, basic income	3,603,966	4,168,567	4,168,567	12,741,219
Weighted average number of shares outstanding, diluted income	3,603,966	4,168,567	4,168,567	12,741,219
Basic loss per share	$ (0.27)	$ (0.45)	$ (0.45)	$ (0.25)
Diluted loss per share	$ (0.27)	$ (0.45)	$ (0.45)	$ (0.25)